Label	Element	Value
MORGAN STANLEY LIQUID ASSET FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000093285_SupplementTextBlock	Morgan Stanley March 31, 2016 Supplement SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2015 (each, a "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY LIQUID ASSET FUND INC
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is hereby added as the last sentence to the section of each Fund's Prospectus entitled "Fund Summary—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.